Long-Term Investments (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Equity investments [Line Items]
Long-term investment	¥ 11,220,589		$ 1,596,373	¥ 11,205,874
Equity method investment income	36,550	$ 5,200
Impairment losses	151	21
Foreign currency translation losses	21,684	$ 3,085
Beijing WIMI and Shenzhen Weiyixin [Member]
Equity investments [Line Items]
Long-term investment	0			¥ 0
Long-term investments	¥ 14,715		$ 2,094